Pro-forma Adjustments (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
		Mar. 23, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Cash and cash equivalents			$ 9,425,699	$ 9,631,520	$ 4,155,444		$ 4,329,496
Contingent real estate liability
Gain on bargain purchase				$ 1,725,881
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
Cash and cash equivalents
Contingent real estate liability
Land		$ 1,000,000
Building		3,000,000
Inventory		96,049
STC-MEMS equipment		2,124,650
Customer relationships		81,773
Gain on bargain purchase		$ 1,725,881
Pro Forma Adjustments [Member]
Cash and cash equivalents	[1]					$ (2,846,049)
Contingent real estate liability	[1]					$ 1,730,542
Payment for related party transactions	[2]		$ (48,000)

[1]	To record the payment of $2,846,049 and the assumption of a contingent real estate liability of $1,730,542 by Akoustis for the purchase of real estate with an appraised value of $4,000,000, fixed assets with an appraised value of $2,124,650; inventory for $96,049, and customer relationships of $81,773, resulting in a bargain purchase option of $1,725,881.
[2]	To eliminate related party transactions of $48,000 for Akoustis Inc. payment of fabrication services invoices to RF-SUNY in the nine-month period ending March 31, 2017.